Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TrueShares Structured Outcome (January) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	12.40%	18.11%	18.91%	(11.29%)	21.65%
TrueShares Structured Outcome (February) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	12.74%	17.12%	20.64%	(10.30%)
TrueShares Structured Outcome (March) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	12.76%	18.00%	20.45%	(12.76%)
TrueShares Structured Outcome (April) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	12.76%	18.52%	22.28%	(11.47%)
TrueShares Structured Outcome (May) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	13.50%	17.76%	15.87%	(14.03%)
TrueShares Structured Outcome (June) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	12.55%	17.60%	17.02%	(12.87%)
TrueShares Structured Outcome (July) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	12.95%	18.85%	17.81%	(9.50%)	20.56%
TrueShares Structured Outcome (August) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	13.02%	18.35%	17.25%	(10.55%)	20.83%
TrueShares Structured Outcome (September) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	12.76%	18.43%	17.72%	(8.34%)	21.47%
TrueShares Structured Outcome (October) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	12.68%	18.99%	18.23%	(10.31%)	20.37%
TrueShares Structured Outcome (November) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	12.93%	19.19%	18.21%	(9.66%)	21.40%
TrueShares Structured Outcome (December) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	12.32%	19.00%	17.97%	(8.80%)	20.17%
TrueShares Technology, AI & Deep Learning ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	22.23%	67.08%	1.98%	(51.44%)	(0.90%)
Polen Dividend Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	16.63%	18.39%	(0.73%)	3.65%
TrueShares Eagle Global Renewable Energy Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	36.19%	(7.30%)	(4.65%)
RiverNorth Patriot ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.48%	16.04%	12.18%	(11.89%)
RiverNorth Enhanced Pre-Merger SPAC ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	10.18%	5.51%	5.71%